Financial Risk Management Objectives and Policies - Foreign Currency Risk Sensitivity Analysis Assuming 10% Strengthening of Major Currencies against Functional Currency (Detail) - Foreign currency risk [Member]
¥ in Thousands, $ in Thousands
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Singapore dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	$ 3,195	¥ 21,376	¥ 41,585
Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	143	954	(937)
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(6,987)	(46,741)	4,522
Renminbi [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	$ (142)	¥ (949)	¥ (3,504)